BUSINESS COMBINATIONS - Acquisition of Total Reliance ("TR") (Details) ¥ in Thousands, $ in Thousands	Oct. 12, 2017 USD ($)	Oct. 12, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Oct. 12, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
BUSINESS COMBINATIONS
Goodwill			$ 68,946	¥ 448,584		¥ 247,203	¥ 239,564
Total Reliance LLC (TR)
BUSINESS COMBINATIONS
Equity interest acquired (in percent)	100.00%				100.00%
Total purchase consideration	$ 5,021	¥ 32,669
Goodwill	3,105				¥ 20,205
Maximum contingent payment to be paid | $	5,000
Compensation expense | ¥				¥ 0
Customer relationships | Total Reliance LLC (TR)
BUSINESS COMBINATIONS
Intangible assets	$ 1,599				¥ 10,402